Segment reporting - Concentration Risk Percentage (Details)	12 Months Ended
Dec. 31, 2015
Revenue | Customer | Customer one | Innovation Platform
Revenue, Major Customer [Line Items]
Concentration risk percentage (as a percent)	23.00%